Pioneer Mid Cap Value Fund

Schedule of Investments | July 31, 2020

Ticker Symbols: Class A PCGRX Class C PCCGX Class K PMCKX Class R PCMRX Class Y PYCGX

Shares		Value
	UNAFFILIATED ISSUERS - 99.8%
	COMMON STOCKS - 98.8% of Net Assets
	Airlines - 0.3%
63,547	Delta Air Lines, Inc.	$1,586,769
	Total Airlines	$1,586,769
	Banks - 5.6%
395,517	Citizens Financial Group, Inc.	$9,812,777
255,059	East West Bancorp, Inc.	8,840,345
92,311	First Republic Bank	10,383,141
48,335	Signature Bank/New York NY	4,955,787
	Total Banks	$33,992,050
	Building Products - 2.5%
138,986	Trane Technologies PLC	$15,548,364
	Total Building Products	$15,548,364
	Capital Markets - 2.7%
145,761	Apollo Global Management, Inc.	$7,156,865
70,833	Nasdaq, Inc.	9,301,081
	Total Capital Markets	$16,457,946
	Chemicals - 5.6%
105,769	Albemarle Corp.	$8,721,712
120,770	Celanese Corp.	11,738,844
373,034	Huntsman Corp.	6,901,129
67,554	PPG Industries, Inc.	7,272,188
	Total Chemicals	$34,633,873
	Communications Equipment - 0.9%
37,136	Motorola Solutions, Inc.	$5,191,613
	Total Communications Equipment	$5,191,613
	Containers & Packaging - 2.5%
88,921	Avery Dennison Corp.	$10,078,306
71,408	Ball Corp.	5,257,771
	Total Containers & Packaging	$15,336,077
	Electric Utilities - 3.6%
190,325	Avangrid, Inc.	$9,476,282
123,367	Entergy Corp.	12,969,573
	Total Electric Utilities	$22,445,855
	Electrical Equipment - 2.1%
90,949	Eaton Corp. Plc	$8,470,080
20,752	Rockwell Automation, Inc.	4,526,841
	Total Electrical Equipment	$12,996,921
	Electronic Equipment, Instruments & Components - 4.2%
58,975	CDW Corp.	$6,855,844
198,148	Corning, Inc.	6,142,588
89,077	Dolby Laboratories, Inc.	6,199,759
69,278(a)	Keysight Technologies, Inc.	6,920,179
	Total Electronic Equipment, Instruments & Components	$26,118,370
	Energy Equipment & Services - 0.4%
136,090	Helmerich & Payne, Inc.	$2,426,485
	Total Energy Equipment & Services	$2,426,485
	Equity Real Estate Investment Trusts (REITs) - 12.4%
24,338	Alexandria Real Estate Equities, Inc.	$4,321,212
257,584	American Homes 4 Rent, Class A	7,469,936
138,503	Americold Realty Trust	5,588,596
251,408	Brandywine Realty Trust	2,722,749
87,817	Camden Property Trust	7,974,662
33,482	CoreSite Realty Corp.	4,320,852
221,089	Duke Realty Corp.	8,885,567
67,783	EPR Properties	1,940,627
209,485	Healthpeak Properties, Inc.	5,716,846
49,398	Mid-America Apartment Communities, Inc.	5,887,747
101,637	Rayonier, Inc.	2,823,476
51,284	SL Green Realty Corp.	2,384,706
69,776	Sun Communities, Inc.	10,461,515
245,242	VICI Properties, Inc.	5,324,204
	Total Equity Real Estate Investment Trusts (REITs)	$75,822,695
	Food & Staples Retailing - 0.7%
78,943	Sysco Corp.	$4,172,138
	Total Food & Staples Retailing	$4,172,138
	Food Products - 0.7%
71,429	Kraft Heinz Co.	$2,455,729
34,538	Tyson Foods, Inc.	2,122,360
	Total Food Products	$4,578,089
	Health Care Equipment & Supplies - 8.1%
17,204	Cooper Cos., Inc.	$4,867,528
203,872(a)	Hologic, Inc.	14,226,188
38,389	STERIS PLC	6,128,036
33,930	West Pharmaceutical Services, Inc.	9,122,759
114,651	Zimmer Biomet Holdings, Inc.	15,461,834
	Total Health Care Equipment & Supplies	$49,806,345
Shares		Value
	Health Care Providers & Services - 2.3%
93,656	McKesson Corp.	$14,063,385
	Total Health Care Providers & Services	$14,063,385
	Hotels, Restaurants & Leisure - 3.2%
82,856	Dunkin’ Brands Group, Inc.	$5,694,693
63,613	Hilton Worldwide Holdings, Inc.	4,774,156
482,988	International Game Technology PLC	4,762,262
137,000	MGM Resorts International	2,204,330
145,426(a)	Norwegian Cruise Line Holdings, Ltd.	1,983,610
	Total Hotels, Restaurants & Leisure	$19,419,051
	Household Durables - 1.9%
43,681	Lennar Corp.	$3,160,320
50,701	Whirlpool Corp.	8,270,347
	Total Household Durables	$11,430,667
	Insurance - 7.3%
33,583	Assurant, Inc.	$3,609,165
142,539	Assured Guaranty, Ltd.	3,111,626
229,235	Brown & Brown, Inc.	10,423,316
193,394	First American Financial Corp.	9,865,028
227,876	Hartford Financial Services Group, Inc.	9,643,712
496,780	Old Republic International Corp.	7,983,255
	Total Insurance	$44,636,102
	IT Services - 1.4%
74,512	Booz Allen Hamilton Holding Corp.	$6,092,101
22,698(a)	Euronet Worldwide, Inc.	2,182,186
	Total IT Services	$8,274,287
	Machinery - 6.6%
282,088(a)	Ingersoll Rand, Inc.	$8,911,160
101,806	Otis Worldwide Corp.	6,387,308
166,052	PACCAR, Inc.	14,127,704
75,431	Stanley Black & Decker, Inc.	11,565,081
	Total Machinery	$40,991,253
	Media - 0.6%
107,897(a)	Liberty Media Corp.-Liberty SiriusXM	$3,775,316
	Total Media	$3,775,316
	Metals & Mining - 1.3%
80,933	Reliance Steel & Aluminum Co.	$7,952,477
	Total Metals & Mining	$7,952,477
	Mortgage Real Estate Investment Trusts (REITs) - 0.5%
87,275	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$3,057,243
	Total Mortgage Real Estate Investment Trusts (REITs)	$3,057,243
	Multiline Retail - 1.9%
59,660	Dollar General Corp.	$11,359,264
	Total Multiline Retail	$11,359,264
	Multi-Utilities - 2.3%
251,046	Public Service Enterprise Group, Inc.	$14,043,513
	Total Multi-Utilities	$14,043,513
	Oil, Gas & Consumable Fuels - 0.5%
77,117	Marathon Petroleum Corp.	$2,945,869
	Total Oil, Gas & Consumable Fuels	$2,945,869
	Pharmaceuticals - 0.8%
88,892	Perrigo Co. PLC	$4,713,054
	Total Pharmaceuticals	$4,713,054
	Real Estate Management & Development - 0.5%
64,273(a)	CBRE Group, Inc.	$2,815,800
	Total Real Estate Management & Development	$2,815,800
	Road & Rail - 4.4%
117,492	JB Hunt Transport Services, Inc.	$15,203,465
68,935	Kansas City Southern	11,846,480
	Total Road & Rail	$27,049,945
	Semiconductors & Semiconductor Equipment - 2.4%
39,681	Lam Research Corp.	$14,966,086
	Total Semiconductors & Semiconductor Equipment	$14,966,086
	Software - 0.9%
55,614(a)	Manhattan Associates, Inc.	$5,327,265
	Total Software	$5,327,265
	Specialty Retail - 4.7%
180,140(a)	AutoNation, Inc.	$9,248,388
125,104	Best Buy Co., Inc.	12,459,107
131,280	Foot Locker, Inc.	3,858,319
8,031(a)	O’Reilly Automotive, Inc.	3,833,839
	Total Specialty Retail	$29,399,653
	Textiles, Apparel & Luxury Goods - 1.4%
79,075	Columbia Sportswear Co.	$5,997,048
36,125	Ralph Lauren Corp.	2,575,713
	Total Textiles, Apparel & Luxury Goods	$8,572,761
Shares		Value
	Trading Companies & Distributors - 1.6%
151,344	Applied Industrial Technologies, Inc.	$9,552,833
	Total Trading Companies & Distributors	$9,552,833
	TOTAL COMMON STOCKS
	(Cost $529,122,143)	$605,459,414
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.0% of Net Assets
6,000,000(b)	U.S. Treasury Bills, 8/18/20	$5,999,775
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $5,999,706)	$5,999,775
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $535,121,849)	$611,459,189
	OTHER ASSETS AND LIABILITIES - 0.2%	$1,487,673
	NET ASSETS - 100.0%	$612,946,862

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$605,459,414	$–	$–	$605,459,414
U.S. Government and Agency Obligation	–	5,999,775	–	5,999,775
Total Investments in Securities	$605,459,414	$5,999,775	$–	$611,459,189

During the nine months ended July 31, 2020, there were no transfers between Levels 1, 2 and 3.